Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Goodwill Impairment charge		$ 161,381
Income tax benefit, percentage	50.00%
Severance pay, percentage	8.33%
Severance expenses	$ 64,080	$ 64,261	$ 40,568
Ordinary shares conversion basis, description	The total number of ordinary shares related to the outstanding stock options, warrants and conversion of the outstanding convertible loans aggregated to 3,175,279, 109,142,318 and 27,543,907, respectively, were excluded from the calculations of diluted loss per ordinary share, since it would have an anti-dilutive effect.